Registration No. 33-58950
                                                    Registration No. 811-1705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  14
                                       ----

                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



                                                                           |X|
           Amendment No.  87
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                   DODIE KENT
                      ASSISTANT VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|     On September 1, 2000 pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


This Post Effective Amendment No. 14 ("PEA") to the Form N-4 Registration Statement No. 33-58950 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the Momentum Plus Prospectus or Statement of Additional Information, dated May 1, 2000, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment No. 13 to the Form N-4 Registration Statement (File No. 33-58950), filed with the Commission on April 27, 2000, are incorporated by reference).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED SEPTEMBER 1, 2000, TO THE MAY 1, 2000 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

         MOMENTUM(SM)                                      MOMENTUM PLUS(SM)

--------------------------------------------------------------------------------

     This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.   NEW VARIABLE INVESTMENT OPTIONS:

     The following is added to the Prospectus under "Fee table":

     A. We anticipate making available the variable investment options described below on or about October 23, 2000, subject to regulatory approval.

     ----------------------------------------------------------------------------------------------------------
     VARIABLE         OBJECTIVE        INVESTMENT      MANAGEMENT       12B-1     OTHER          TOTAL ANNUAL
     INVESTMENT                        ADVISOR (1)     FEE(2)           FEE(3)    EXPENSES       EXPENSES (5)
     OPTION                                                                       (AFTER
                                                                                  EXPENSE
                                                                                  LIMITATION)
                                                                                  (4)
     ----------------------------------------------------------------------------------------------------------
     EQ/JANUS LARGE   LONG-TERM        JANUS CAPITAL   0.90%            0.25%     0.00%          1.15%
     CAP GROWTH       GROWTH  IN A     CORPORATION
                      MANNER THAT IS
                      CONSISTENT
                      WITH
                      PRESERVATION
                      OF CAPITAL
     ----------------------------------------------------------------------------------------------------------
     FI MID CAP       LONG-TERM        FIDELITY        0.70%            0.25%     0.05%          1.00%
                      GROWTH OF        MANAGEMENT &
                      CAPITAL          RESEARCH
                                       COMPANY

     ----------------------------------------------------------------------------------------------------------
     EQ/AXP NEW       LONG-TERM        AMERICAN        0.65%            0.25%     0.05%          0.95%
     DIMENSIONS       GROWTH OF        EXPRESS
                      CAPITAL          FINANCIAL
                                       CORPORATION

     ----------------------------------------------------------------------------------------------------------
     EQ/AXP           LONG-TERM        AMERICAN        0.70%            0.25%     0.05%          1.00%
     STRATEGY         GROWTH OF        EXPRESS
     AGGRESSIVE       CAPITAL          FINANCIAL
                                       CORPORATION

     ----------------------------------------------------------------------------------------------------------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.

(2) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreements.

(5) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2000 and end on August 30, 2001. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Total Annual Expenses. Each of these Portfolios will commence operations on or about September 1, 2000 and we have estimated that absent the expense limitation, the "Other Expenses" for 2000 on an annualized basis for each of the portfolios would be: .10% for EQ/Janus Large Cap Growth; and

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

     .09% for FI Mid Cap, EQ/AXP Strategy Aggressive and EQ/AXP New Dimensions. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.

     B.   Examples with respect to the new variable investment options:

     The examples below show the expenses that a hypothetical contract owner or participant would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. (1) Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates. The quarterly administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.95 per $1,000. These examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer. Please note that the charges that would apply under your contract may be lower if: (i) your contract does not have a quarterly administrative charge; or (ii) the current charges under your contract are lower than the maximum charges used in the examples below.

     These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. (2) Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


IF YOU WITHDRAW YOUR ENTIRE RETIREMENT       1 Year          3 Years           5 Years          10 Years
ACCOUNT VALUE AND THE WITHDRAWAL             ------          -------           -------          --------
CHARGE APPLIES, THE EXPENSES AT THE
END OF EACH PERIOD SHOWN WOULD BE:
EQ/Janus Large Cap Growth                   $  88.59        $  147.74         $  209.61        $  301.89
FI Mid Cap                                  $  87.11        $  143.33         $  202.31        $  286.50
EQ/AXP New Dimensions                       $  86.62        $  141.85         $  199.87        $  281.32
EQ/AXP Strategy Aggressive                  $  87.11        $  143.33         $  202.31        $  286.50

IF YOU DO NOT WITHDRAW YOUR ENTIRE           1 Year          3 Years           5 Years          10 Years
RETIREMENT ACCOUNT VALUE, THE EXPENSES       ------          -------           -------          --------
AT THE END OF EACH PERIOD SHOWN WOULD
BE:

EQ/Janus Large Cap Growth                   $  27.22         $  83.54         $  142.46        $  301.89
FI Mid Cap                                  $  25.65         $  78.84         $  134.65        $  286.50
EQ/AXP New Dimensions                       $  25.12         $  77.26         $  132.03        $  281.32
EQ/AXP Strategy Aggressive                  $  25.65         $  78.84         $  134.65        $  286.50

--------
(1) The amount accumulated could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because the amount applied to purchase an annuity payout option must be at least $3,500. See "Accessing your money" in your prospectus. In some cases, charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state will be deducted from the amount applied, if applicable.

(2) Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.

2.   VARIABLE INVESTMENT OPTION NAME CHANGES:

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

     Effective October 6, 2000, the name of the Alliance Equity Index variable investment option has been changed to EQ Equity 500 Index, which reflects the corresponding name change of the underlying EQ Advisors Trust portfolio. All references to this variable investment option and the corresponding portfolio in each Prospectus are hereby changed to the new name.

3.   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO CHANGE IN ADVISOR:

     The EQ Advisors Trust Board of Trustees approved T. Rowe Price International, Inc. as the new advisor for the T. Rowe Price International Stock Portfolio. The terms and conditions, including fees, of the investment advisory agreement have not changed. The new advisor is the successor company to the old advisor. References to Rowe Price-Fleming International, Inc. in each Prospectus are hereby changed to T. Rowe Price International, Inc.





127524 Mo & Mo+

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 28th day of August, 2000.




                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Maureen K. Wolfson
                                               -------------------------
                                                   Maureen K. Wolfson
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 28th day of August, 2000.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By: /s/ Maureen K. Wolfson
                                               ------------------------
                                                   Maureen K. Wolfson
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain            Stanley B. Tulin
                                                      Dave H. Williams





*By: /s/ Maureen K. Wolfson
    -------------------------
        Maureen K. Wolfson
        Attorney-in-Fact
        August 28, 2000